Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39557
Entity Registrant Name	SIYATA MOBILE INC.
Entity Central Index Key	0001649009
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7404 King George Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	King’s Cross Surrey,
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V3W 1N6
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	787,733
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2015
Auditor Opinion [Text Block]	We have audited the accompanying the consolidated statements of financial position of Siyata Mobile Inc. and its subsidiaries (together “the Company”), as of December 31, 2024 and 2023, and the related consolidated statement of loss and comprehensive loss, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31,2024 and the related notes (collectively referred to as the “financial statements”).
Auditor Name	Barzily and Co.
Auditor Location	Jerusalem, Israel
Common Shares, no par value per [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, no par value per common share
Trading Symbol	SYTA
Security Exchange Name	NASDAQ
Common share purchase warrants, no par value per common share [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Share Purchase Warrants, no par value per common share
Trading Symbol	SYTAW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7404 King George Blvd.,
Entity Address, Address Line Two	Suite 200,
Entity Address, Address Line Three	King’s Cross Surrey,
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V3W 1N6
City Area Code	(514)
Local Phone Number	500-1181
Contact Personnel Name	Marc Seelenfreund
Contact Personnel Email Address	marc@siyata.net